Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) (Parenthetical) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax expense (recovery)	$ (2,000,000)	$ 6,000,000	$ (8,000,000)	$ 6,000,000
Other, tax expense	$ 0	$ 2,000,000	$ 0	$ 2,000,000